Trade and other payables (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	₨ 10,339,550		₨ 9,227,928
Advance from customers	1,804,812		1,238,312
Accrued expenses	1,595,074		1,766,653
Other payables	273,337		612,665
Trade and other current payables	14,012,773	$ 168,072	12,845,558
Financial liabilities, category [member]
Disclosure Of Trade And Other Payables [Line Items]
Trade and other current payables	₨ 11,934,100		₨ 11,267,576